Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

November 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:   Mr. Edward P. Bartz

Re:	CPG Vintage Access Fund, LLC (File No. 811-23258)

Dear Mr. Bartz:

On behalf of CPG Vintage Access Fund, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Amendment No. 5 (the "Amendment") to the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Investment Company Act of 1940, as amended.

The Amendment is marked to show changes from Amendment No. 4 to the Registration Statement, filed with the Commission on September 12, 2017. The Amendment has been revised to:

•	clarify the timing of the initial capital call process;

•	clarify that registered investment companies, such as private business development companies, may be purchased consistent with the Fund's investment program;

•	provide certain additional information regarding estimated Fund expenses assuming a different, hypothetical capital raise; and

•	update the legends for non-U.S. investors.

Should you have any questions or comments, please feel free to contact me at 212.969.3359 (bgreen@proskauer.com) or Lisa P. Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Brad A. Green

Brad A. Green

cc:	Stuart H. Coleman
Lisa P. Goldstein

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